UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-23C-1

                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

     (See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDING SEPTEMBER 2001

                                    EIS FUND
               (Name of registered closed-end investment company)


                                                 Approximate Asset
                                                 Value or Approximate   Name of
Date of                      Number of   Price   Asset Coverage Per     Seller or
Each         Identification    Shares     Per    Share at Time          of Seller's
Transaction   of Security    Purchased   Share   of Purchase            Broker
9/24/01        Common          1,000    17.360       18.69              Execution Services, Inc.


REMARKS:                                               EIS Fund
                                                 (Name of Registrant)

                                             By: /s/ Robert R. Johnson
                                                          (Name)

Date of Statement: December 3, 2001     Assistant Secretary-Assistant Treasurer